RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group's retirement benefit obligations

	2021	2020
	$ million	$ million
Funded plans:
UK Plan	137	82
US Plan	40	47
Other plans	(18)	(50)
	159	79
Unfunded plans:
Other plans	(91)	(94)
Retirement healthcare	(13)	(15)
	55	(30)
Amount recognised on the balance sheet – liability	(127)	(163)
Amount recognised on the balance sheet – asset	182	133

Reconciliation of benefit obligations and pension assets

			2021			2020
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,714)	1,684	(30)	(1,572)	1,542	(30)
Income statement expense:
Current service cost	(12)	–	(12)	(12)	–	(12)
Past service credit	(1)	–	(1)	5	–	5
Settlements	1	(1)	–	7	(7)	–
Interest (expense)/income	(25)	25	–	(33)	33	–
Administration costs and taxes	(3)	–	(3)	(2)	–	(2)
Costs recognised in income statement	(40)	24	(16)	(35)	26	(9)
Remeasurements:
Actuarial gain due to liability experience	2	–	2	6	–	6
Actuarial gain/(loss) due to financial assumptions change	43	–	43	(130)	–	(130)
Actuarial gain due to demographic assumptions	25	–	25	7	–	7
Return on plan assets greater than discount rate	–	9	9	–	127	127
Remeasurements recognised in OCI	70	9	79	(117)	127	10
Cash:
Employer contributions	–	14	14	–	8	8
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	2	–	2	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	79	(79)	–	68	(68)	–
Net cash	78	(62)	16	67	(57)	10

Exchange movements	24	(18)	6	(57)	46	(11)
Amount recognised on the balance sheet	(1,582)	1,637	55	(1,714)	1,684	(30)
Amount recognised on the balance sheet – liability	(271)	144	(127)	(312)	149	(163)
Amount recognised on the balance sheet – asset	(1,311)	1,493	182	(1,402)	1,535	133

Represented by:

			2021			2020
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(819)	956	137	(881)	963	82
US Plan	(463)	503	40	(494)	541	47
Other Plans	(300)	178	(122)	(339)	180	(159)
Total	(1,582)	1,637	55	(1,714)	1,684	(30)

Market value of the US, UK and Other Plans assets

	2021	2020	2019
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	4	10	3
Equity securities	84	91	103
Other bonds	50	49	44
Short dated credit fund	126	127	119
Liability driven investments	370	347	264
Diversified growth funds	89	89	97
	723	713	630
Other assets:
Insurance contract	233	250	239
Market value of assets	956	963	869
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	6	2	–
Equity securities	50	60	50
Government bonds – fixed interest	201	163	152
Corporate bonds	246	316	296
Market value of assets	503	541	498
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	5	5	4
Equity securities	55	51	47
Government bonds – fixed interest	5	9	6
Government bonds – index linked	4	4	4
Corporate and other bonds	11	10	10
Insurance contracts	33	37	41
Property	23	23	25
Other quoted securities	8	5	5
	144	144	142
Other assets:
Insurance contracts	34	36	33
Market value of assets	178	180	175
Total market value of assets	1,637	1,684	1,542

Principal actuarial assumptions

	2021	2020	2019
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	1.9	1.3	1.9
Future salary increases	n/a	n/a	n/a
Future pension increases	3.4	2.9	3.0
Inflation (RPI)	3.4	2.9	3.0
Inflation (CPI)	2.7	2.1	2.2
US Plan:
Discount rate	2.7	2.4	3.2
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2021	2020	2019
	years	years	years
Life expectancy at age 60
UK Plan:
Males	27.6	27.6	27.5
Females	30.1	30.1	30.0
US Plan:
Males	24.7	24.7	25.0
Females	26.8	26.8	27.2
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	29.1	29.1	29.0
Females	31.5	31.5	31.4
US Plan:
Males	24.6	24.6	25.2
Females	27.3	27.3	27.8

Sensitivity analysis

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	-70.0	80.0	-2.0	2.0
Inflation	71.0	-65.0	1.0	-1.0
Mortality	39.0	-38.0	1.0	–
US Plan:
Discount rate	-23.0	25.0	–	–
Mortality	13.0	-14.0	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.